15. STOCK OPTIONS (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Notes to Financial Statements
Stock option outstanding	5,920,000	6,920,000	4,735,000
Stock option granted	2,200,000	2,320,000
Stock option forfeitures	(3,200,000)	(135,000)
Stock option outstanding weighted average exercise price	$ 0.131	$ 0.296	$ 0.289
Stock option granted weighted average exercise price	$ 0.104	$ 0.339
Stock option forfeitures weighted average exercise price	$ (0.47)	$ (0.75)
Stock option outstanding value	$ 776,800	$ 2,050,800	$ 1,366,250
Stock option granted value	229,000	785,800
Stock option forfeitures value	$ (1,503,000)	$ (101,250)